Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018
Income Taxes [Line Items]
U.S. statutory federal income tax rate	21.00%	21.00%
Valuation allowance	$ 3,860	$ 3,540
Capitalized value	3,215	4,416
Amortization deductions	2,370	1,850
Capitalized research and development costs	2,547	3,183
Operating loss carryforwards	$ 85,863		$ 62,864
Percentage of future taxable income	80.00%
Carryforwards term	20 years
Federal and state research and development credits	$ 877	708
Percentage of ownership	50.00%
Federal [Member]
Income Taxes [Line Items]
Operating loss carryforwards		78,165
Post-Apportioned Massachusetts [Member]
Income Taxes [Line Items]
Operating loss carryforwards	$ 82,240	74,656
Research and Development Expense [Member]
Income Taxes [Line Items]
Federal and state research and development credits	$ 1,772	$ 1,483
Tax Year 2037 [Member]
Income Taxes [Line Items]
Operating loss carryforwards			$ 22,999